REVENUE RECOGNITION	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
REVENUE RECOGNITION
REVENUE RECOGNITION

NOTE 3 - REVENUE RECOGNITION

As part of the revenue recognition reporting, the Company reports revenue by product line and geographic area. During the three month periods ended January 31, 2022 and 2021 the revenue by product line is as follows:

Category	Percentage	2022	Percentage	2021
Product sales	69%	328,096	71%	310,408
Support	30%	145,739	28%	124,633
Cloud & Other	1%	3,344	1%	3,025
Total	100%	477,179	100%	438,066

The Company sells its products on a worldwide basis. During the three month periods ended January 31, 2022 and 2021 the Company’s geographic concentration of revenue is as follows:

Area	Percentage	2022	Percentage	2021
Europe	50%	239,964	44%	191,604
North America	33%	156,020	29%	127,771
Asia	11%	54,724	10%	44,242
Middle East-Africa/Other	4%	18,043	13%	55,277
South America	2%	8,428	4%	19,172
Total	100%	477,179	100%	438,066

In April 2016, the FASB issued ASU 2016-10 Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The amendments in this Update do not change the core principle of the guidance in Topic 606. Rather, the amendments in this Update clarify the following two aspects of Topic 606: identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. Topic 606 includes implementation guidance on (a) contracts with customers to transfer goods and services in exchange for consideration and (b) determining whether an entity’s promise to grant a license provides a customer with either a right to use the entity’s intellectual property (which is satisfied at a point in time) or a right to access the entity’s intellectual property (which is satisfied over time). The amendments are intended to render more detailed implementation guidance with the expectation to reduce the degree of judgement necessary to comply with Topic 606.

ASC Topic 606 prescribes a new five-step model entities should follow in order to recognize revenue in accordance with the core principle. These five steps are:

1.	Identify the contract(s) with a customer.
2.	Identify the performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligations in the contract.
5.	Recognize revenue when (or as) the entity satisfied the performance obligations.

Effective November 1, 2018, the Company implemented the transition using the modified retrospective method of transition. Under this method, the determination date of open contracts which could affect any adjustments was November 1, 2018. The open contracts at the time period are the unfulfilled portions of the maintenance contracts. Based on the cut off treatment of the recognition of revenue on the open contracts being determined at the end of the previous period and being no changes in the open obligation requirements, the Company has determined that there are no adjustments in the value of the revenue recognized from these contracts.

The Company has four revenue streams, each of which the revenue is recognized in accordance to the five steps included in Topic 606. The revenue streams are:

1.	Sale of software direct to the end customer
2.	Sale of software through distributors and channel partners
3.	Maintenance support services
4.	Cloud services

Revenue for the sale of software both directly to end users and through the distributor and channel partners is recognized upon delivery of the software and code required for the customer to install the software. Maintenance support services are recognized as revenue on a straight-line basis over the service period of the arrangement.

Revenue from cloud services is recognized over time (typically, on a monthly basis) as service is provided.

Payments received in advance of services being rendered are recorded as deferred revenue and recognized to revenue when earned. As of October 31, 2021 and 2020 the deferred revenue was $204,961 and $168,728, respectively.